AMBIENT WATER CORPORATION Consolidated Statements of Operations (Audited) (2014 Restated) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement
Sales	$ 240,945	$ 96,993
Cost of sales	149,706	59,403
Gross profit	91,239	37,590
GENERAL AND ADMINISTRATIVE EXPENSES:
Travel and entertainment	35,874	18,918
Professional fees	257,313	187,061
Executive compensation	350,000	481,250
Stock option compensation (non-cash)	1,218,274	1,677,779
Impairment loss on inventory		25,924
Other	202,202	182,706
Total General and Administrative Expenses	2,063,637	2,573,638
Operating loss	(1,972,424)	(2,536,048)
OTHER INCOME(EXPENSE):
Miscellaneous income		250
Deposit cancellation	(57,795)
Finance charge	(15)	(397)
Interest and penalties	(98,866)	(41,070)
Gain (loss) on derivative instruments	199,634	(1,461,232)
Net loss before income taxes	(2,009,466)	(4,038,497)
Net loss	$ (2,009,466)	$ (4,038,497)
Net loss per common share: Basic and fully diluted	$ (0.02)	$ (0.04)
Weighted average number of common shares: Basic and fully diluted	145,961,260	120,240,539